LEASES - Summary of Future Minimum Fees, Excluding the Contingent Fees to be Received under Non-Cancellable Operating Leases (Detail) $ in Thousands	Dec. 31, 2024 USD ($)
Lessor, Lease, Description [Line Items]
Year ending December 31, 2025	$ 58,276
Year ending December 31, 2026	31,831
Year ending December 31, 2027	8,586
Year ending December 31, 2028	3,769
Year ending December 31, 2029	1,043
Over year ending December 31, 2029	1,892
Total minimum future fees to be received	$ 105,397